CONTINGENT LIABILITIES AND ASSETS (Details Narrative) - 12 months ended Dec. 31, 2024 $ in Millions, $ in Millions	USD ($)	ARS ($)
Contingent Liabilities And Assets
Claim amount on liquid fuels and natural gas		$ 54
Compensatory interest and penalty		38
Amount of redressal on collective damages	$ 547
Foundation estimated damages		200
Civil and commercial claim amount		$ 3,650